UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 14, 2006 to October 25, 2006

Commission File Number of issuing entity: 333-130642-02


                    Nationstar Home Equity Loan Trust 2006-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130642


                             NATIONSTAR FUNDING LLC
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NATIONSTAR MORTGAGE LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             14-1981701, 36-4596515
                           --------------------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
Attn: Global Debt Nationstar Home Equity Loan Trust 2006-B
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                       -----------------------------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    AV1          [   ]           [   ]           [ x ]
    AV2          [   ]           [   ]           [ x ]
    AV3          [   ]           [   ]           [ x ]
    AV4          [   ]           [   ]           [ x ]
    M1           [   ]           [   ]           [ x ]
    M2           [   ]           [   ]           [ x ]
    M3           [   ]           [   ]           [ x ]
    M4           [   ]           [   ]           [ x ]
    M5           [   ]           [   ]           [ x ]
    M6           [   ]           [   ]           [ x ]
    M7           [   ]           [   ]           [ x ]
    M8           [   ]           [   ]           [ x ]
    M9           [   ]           [   ]           [ x ]
    M10          [   ]           [   ]           [ x ]
    M11          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 27, 2006 a revision was made to the October 25, 2006 Monthly Statement, distributed to certificateholders of Nationstar Home Equity Loan Trust 2006-B, Home Equity Loan Asset-Backed Certificates, Series 2006-B.

         The  revised  Monthly  Statement  to  Certificateholders is attached as
         Exhibit 99.1 to this Form 10-D/A


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Revised Monthly Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                             Nationstar Home Equity Loan Trust 2006-B
                             (Issuing Entity)

                     By:     Nationstar Mortgage LLC
                             (Servicer)

                             /s/ Jerry Berrens
                             ------------------------
                             Jerry Berrens

                     Date:   December 19, 2006


EXHIBIT INDEX

Exhibit Number   Description
EX-99.1          REVISED Monthly Statement to Certificateholders


                                  EXHIBIT 99.1
                    Nationstar Home Equity Loan Trust 2006-B
                                October 25, 2006


                                Table of Contents
Distribution Report   ....................................................  2
Factor Report   ..........................................................  3
Delinquent Mortgage Loans   ..............................................  6
Delinquency Trend Group   ................................................  7
Bankruptcies   ...........................................................  8
Foreclosures   ...........................................................  9
REO Properties   ......................................................... 10
Principal Payoffs by Group occurred in this Distribution   ............... 10
Realized Loss Group Report   ............................................. 11


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Nayades Ortega
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                               Tel: (212) 623-0613
                      Email: nayades.x.ortega@jpmorgan.com


                                                          EXHIBIT 99.1
                                            Nationstar Home Equity Loan Trust 2006-B
                                        REVISED Monthly Statement to Certificateholders
                                                        October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1      340,000,000.00    340,000,000.00 12,269,285.11   2,091,000.00  14,360,285.11       0.00           0.00      327,730,714.89
AV2      198,500,000.00    198,500,000.00         0.00    1,234,339.17   1,234,339.17       0.00           0.00      198,500,000.00
AV3       95,600,000.00     95,600,000.00         0.00      598,827.78     598,827.78       0.00           0.00       95,600,000.00
AV4      149,274,000.00    149,274,000.00         0.00      953,736.47     953,736.47       0.00           0.00      149,274,000.00
M1        33,016,000.00     33,016,000.00         0.00      212,824.80     212,824.80       0.00           0.00       33,016,000.00
M2        44,521,000.00     44,521,000.00         0.00      288,508.45     288,508.45       0.00           0.00       44,521,000.00
M3        18,009,000.00     18,009,000.00         0.00      116,908.43     116,908.43       0.00           0.00       18,009,000.00
M4        16,508,000.00     16,508,000.00         0.00      108,480.49     108,480.49       0.00           0.00       16,508,000.00
M5        16,008,000.00     16,008,000.00         0.00      106,288.67     106,288.67       0.00           0.00       16,008,000.00
M6        12,506,000.00     12,506,000.00         0.00       83,748.51      83,748.51       0.00           0.00       12,506,000.00
M7        12,006,000.00     12,006,000.00         0.00       85,185.91      85,185.91       0.00           0.00       12,006,000.00
M8         9,505,000.00      9,505,000.00         0.00       69,064.39      69,064.39       0.00           0.00        9,505,000.00
M9        12,506,000.00     12,506,000.00         0.00      106,537.22     106,537.22       0.00           0.00       12,506,000.00
M10       11,506,000.00     11,506,000.00         0.00      102,604.76     102,604.76       0.00           0.00       11,506,000.00
M11       10,005,000.00     10,005,000.00         0.00       89,219.59      89,219.59       0.00           0.00       10,005,000.00
P                100.00            100.00         0.00      126,343.40     126,343.40       0.00           0.00              100.00
R                  0.00              0.00         0.00            0.00           0.00       0.00           0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   979,470,100.00    979,470,100.00 12,269,285.11   6,373,618.04  18,642,903.15       0.00           0.00      967,200,814.89
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
XIO    1,000,480,177.64    1,000,480,177.64      0.00         757,401.96     757,401.96        0.00         0.00     988,210,898.62
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                            BEGINNING                                                                 ENDING          PASS-THROUGH
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST             TOTAL           PRINCIPAL       RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1         63860FAA1     1,000.00000000     36.08613268          6.15000000         42.23613268       963.91386732       5.400000%
AV2         63860FAB9     1,000.00000000      0.00000000          6.21833335          6.21833335     1,000.00000000       5.460000%
AV3         63860FAC7     1,000.00000000      0.00000000          6.26388891          6.26388891     1,000.00000000       5.500000%
AV4         63860FAD5     1,000.00000000      0.00000000          6.38916670          6.38916670     1,000.00000000       5.610000%
M1          63860FAE3     1,000.00000000      0.00000000          6.44611098          6.44611098     1,000.00000000       5.660000%
M2          63860FAF0     1,000.00000000      0.00000000          6.48027785          6.48027785     1,000.00000000       5.690000%
M3          63860FAG8     1,000.00000000      0.00000000          6.49166694          6.49166694     1,000.00000000       5.700000%
M4          63860FAH6     1,000.00000000      0.00000000          6.57138902          6.57138902     1,000.00000000       5.770000%
M5          63860FAJ2     1,000.00000000      0.00000000          6.63972201          6.63972201     1,000.00000000       5.830000%
M6          63860FAK9     1,000.00000000      0.00000000          6.69666640          6.69666640     1,000.00000000       5.880000%
M7          63860FAL7     1,000.00000000      0.00000000          7.09527819          7.09527819     1,000.00000000       6.230000%
M8          63860FAM5     1,000.00000000      0.00000000          7.26611152          7.26611152     1,000.00000000       6.380000%
M9          63860FAN3     1,000.00000000      0.00000000          8.51888853          8.51888853     1,000.00000000       7.480000%
M10         63860FAP8     1,000.00000000      0.00000000          8.91750044          8.91750044     1,000.00000000       7.830000%
M11         63860FAQ6     1,000.00000000      0.00000000          8.91750025          8.91750025     1,000.00000000       7.830000%
P              N/A        1,000.00000000      0.00000000  1,263,434.00000000  1,263,434.00000000     1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    1,000.00000000     12.52645192          6.50721042         19.03366233       987.47354809
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                            BEGINNING                                                                 ENDING          PASS-THROUGH
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST             TOTAL           PRINCIPAL       RATE
-----------------------------------------------------------------------------------------------------------------------------------
XIO           N/A        1,000.00000000      0.00000000          0.75703845          0.75703845       987.73660959        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                            Nationstar Home Equity Loan Trust 2006-B
                                         REVISED Monthly Statement to Certificateholders
                                                        October 25, 2006

Dates:
        Record Date                                                                                               10/24/06
        Determination Date                                                                                        09/21/06
        Distribution Date                                                                                         10/25/06

Principal Funds:
        Scheduled Principal Payments (Total)                                                                    715,665.25
        Principal Prepayments (Total)                                                                        11,468,473.76
        Curtailments (Total)                                                                                     85,140.00
        Curtailment Interest Adjustments (Total)                                                                      0.00
        Repurchase Principal (Total)                                                                                  0.00
        Substitution Amounts (Total)                                                                                  0.00
        Net Liquidation Proceeds (Total)                                                                              0.00
        Other Principal Adjustments (Total)                                                                           0.00
        Non Recoverable Principal Advances (Total)                                                                    0.00

Interest Funds:
        Gross Interest                                                                                        7,422,525.26
        Servicing Fees                                                                                          416,866.65
        Trustee Fees                                                                                              1,000.00
        Non Recoverable Interest Advances (Total)                                                                     0.00

Prepayment Penalties:
        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                0
        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            0.00
        Amount of Prepayment Penalties Collected                                                                126,343.40
        Available Remittance Amount                                                                          19,273,937.62
        Principal Remittance Amount (Total)                                                                  12,269,279.01
        Interest Remittance Amount (Total)                                                                    7,004,658.61

Pool Detail:
        Beginning Number of Loans Outstanding                                                                        8,324
        Ending Number of Loans Outstanding                                                                           8,233
        Beginning Aggregate Loan Balance                                                                  1,000,480,177.64
        Ending Aggregate Loan Balance                                                                       988,210,898.62
        Current Advances                                                                                              0.00
        Aggregate Advances                                                                                            0.00
        Weighted Average Remaining Term To Maturity                                                                   0.00
        Weighted Average Net Mortgage Rate                                                                        8.40156%

Delinquent Mortgage Loans
        Group 1
        Category       Number     Principal Balance    Percentage
        1 Month         250         22,097,664.51         2.24%
        2 Month          37          2,889,261.20         0.29%
        3 Month           5            861,419.27         0.09%
        Total           292         25,848,344.98         2.62%

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
        Group Number     Number of Loans      Principal Balance     Percentage
              1                208               10,865,167.41        1.10%
        Total                  208               10,865,167.41        1.10%

Group 1 Bankruptcy Reporting:
        Number of Bankruptcy Loans that are Current                                                                    193
        Principal Balance of Bankruptcy Loans that are Current                                               10,036,010.70
        Number of Bankruptcy Loans that are 1 Month Delinquent                                                          12
        Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                       696,153.04
        Number of Bankruptcy Loans that are 2 Months Delinquent                                                          3
        Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                      133,003.67
        Number of Bankruptcy Loans that are 3+ Months Delinquent                                                         0
        Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                           0.00
        Total Number of Bankruptcy Loans                                                                               208
        Total Principal Balance of Bankruptcy Loans                                                          10,865,167.41

Foreclosures
        Group Number  Number of Loans    Principal Balance   Percentage
              1              1              50,981.04         0.01%
        Total                1              50,981.04         0.01%

Group 1 Foreclosure Reporting:
        Number of Foreclosure Loans that are Current                                                                     0
        Principal Balance of Foreclosure Loans that are Current                                                       0.00
        Number of Foreclosure Loans that are 1 Month Delinquent                                                          0
        Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                            0.00
        Number of Foreclosure Loans that are 2 Months Delinquent                                                         0
        Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                           0.00
        Number of Foreclosure Loans that are 3+ Months Delinquent                                                        1
        Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                     50,981.04
        Total Number of Foreclosure Loans                                                                                1
        Total Principal Balance of Foreclosure Loans                                                             50,981.04

REO Properties
        Group Number   Number of Loans    Principal Balance    Percentage
              1               0               0.00               0.00%
        Total                 0               0.00               0.00%

Group 1 REO Reporting:
        Number of REO Loans that are Current                                                                             0
        Principal Balance of REO Loans that are Current                                                               0.00
        Number of REO Loans that are 1 Month Delinquent                                                                  0
        Principal Balance of REO Loans that are 1 Month Delinquent                                                    0.00
        Number of REO Loans that are 2 Months Delinquent                                                                 0
        Principal Balance of REO Loans that are 2 Months Delinquent                                                   0.00
        Number of REO Loans that are 3+ Months Delinquent                                                                0
        Principal Balance of REO Loans that are 3+ Months Delinquent                                                  0.00
        Total Number of REO Loans                                                                                        0
        Total Principal Balance of REO Loans                                                                          0.00

Principal Payoffs by Group occurred in this Distribution
        Group Number   Number of Loans   Principal Balance    Percentage
              1               0           11,468,473.76         1.16%
        Total                 0           11,468,473.76         1.16%

Realized Loss Group Report
        Group       Current     Cumulative     Ending        Balance of           Net Liquidation
        Number      Loss        Loss           Balance       Liquidated Loans     Proceeds
        1           0.00        0.00       988,210,898.62        0.00                 0.00
        TOTAL       0.00        0.00       988,210,898.62        0.00                 0.00

Loss Detail:
        Current Realized Losses- Reduced by Recoveries                                                                0.00
        Cumulative Realized Losses - Reduced by Recoveries                                                            0.00

        Current Applied Losses                                                                                        0.00
        Cumulative Applied Losses                                                                                     0.00
        Trigger Event                                                                                                   NO
        TEST I - Trigger Event Occurrence                                                                               NO
        (Is Delinquency Percentage > 36.87% of of Senior Enhancement Percentage ?)
        Delinquency Percentage                                                                                    0.39816%
        37.00% of of Senior Enhancement Percentage                                                                8.10020%
        OR
        TEST II - Trigger Event Occurrence                                                                              NO
        (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
        Cumulative Realized Losses as % of Original Loan Bal                                                      0.00000%
        Required Cumulative Loss %                                                                                0.00000%

        O/C Reporting
        Targeted Overcollateralization Amount                                                                21,010,083.73
        Ending Overcollateralization Amount                                                                  21,010,083.73
        Ending Overcollateralization Deficiency                                                                       0.00
        Overcollateralization Release Amount                                                                          0.00
        Monthly Excess Interest                                                                                 821,227.84
        Payment to Class X-IO                                                                                   757,401.96

Certificate Interest Shortfall Detail:
        Interest Carryforward Amount Occurred This Period                                                             0.00
        Class A-1                                                                                                     0.00
        Class A-2                                                                                                     0.00
        Class A-3                                                                                                     0.00
        Class A-4                                                                                                     0.00
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                     0.00
        Class M-8                                                                                                     0.00
        Class M-9                                                                                                     0.00
        Class M-10                                                                                                    0.00
        Class M-11                                                                                                    0.00

        Interest Carryforward Amount Paid This Period                                                                 0.00
        Class A-1                                                                                                     0.00
        Class A-2                                                                                                     0.00
        Class A-3                                                                                                     0.00
        Class A-4                                                                                                     0.00
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                     0.00
        Class M-8                                                                                                     0.00
        Class M-9                                                                                                     0.00
        Class M-10                                                                                                    0.00
        Class M-11                                                                                                    0.00

        Remaining Interest Carryforward Amount
        Class A-1                                                                                                     0.00
        Class A-2                                                                                                     0.00
        Class A-3                                                                                                     0.00
        Class A-4                                                                                                     0.00
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                     0.00
        Class M-8                                                                                                     0.00
        Class M-9                                                                                                     0.00
        Class M-10                                                                                                    0.00
        Class M-11                                                                                                    0.00

Swap Account:
        Net Swap Payment Due                                                                                          0.00
        Net Swap Payment Paid                                                                                         0.00
        Net Swap Receipt Due                                                                                          0.00

        Beginning Balance                                                                                             0.00
        Additions to the Swap Account                                                                                 0.00
        Withdrawals from the Swap Account                                                                             0.00
        Ending Balance                                                                                                0.00

Basis Risk Reserve Fund Account:
        Beginning Balance                                                                                        10,000.00
        Additions to the Basis Risk Reserve Fund                                                                 63,843.85
        Dividend Earnings on the Basis Risk Reserve Fund                                                             24.07
        Withdrawals from the Basis Risk Reserve Fund                                                             63,867.92
        Ending Balance                                                                                           10,000.00

Basis Risk Reserve Carryover:
        Interest Carryover Amount Occurred This Period
        Class A-1                                                                                                     0.00
        Class A-2                                                                                                     0.00
        Class A-3                                                                                                     0.00
        Class A-4                                                                                                     0.00
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                 1,128.34
        Class M-8                                                                                                 2,517.06
        Class M-9                                                                                                18,979.01
        Class M-10                                                                                               22,047.83
        Class M-11                                                                                               19,171.61

        Interest Carryover Amount Paid This Period
        Class A-1                                                                                                     0.00
        Class A-2                                                                                                     0.00
        Class A-3                                                                                                     0.00
        Class A-4                                                                                                     0.00
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                 1,128.34
        Class M-8                                                                                                 2,517.06
        Class M-9                                                                                                18,979.01
        Class M-10                                                                                               22,047.83
        Class M-11                                                                                               19,171.61

        Remaining Interest Carryover Amount
        Class A-1                                                                                                     0.00
        Class A-2                                                                                                     0.00
        Class A-3                                                                                                     0.00
        Class A-4                                                                                                     0.00
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                     0.00
        Class M-8                                                                                                     0.00
        Class M-9                                                                                                     0.00
        Class M-10                                                                                                    0.00
        Class M-11                                                                                                    0.00

Non-Supported Interest Shortfall:
        Total Prepayment Interest Shortfall occurred this distribution                                                0.00
        Prepayment Interest Shortfall Allocated to Class A-1                                                          0.00
        Prepayment Interest Shortfall Allocated to Class A-2                                                          0.00
        Prepayment Interest Shortfall Allocated to Class A-3                                                          0.00
        Prepayment Interest Shortfall Allocated to Class A-4                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-1                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-2                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-3                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-4                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-5                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-6                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-7                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-8                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-9                                                          0.00
        Prepayment Interest Shortfall Allocated to Class M-10                                                         0.00
        Prepayment Interest Shortfall Allocated to Class M-11                                                         0.00
        Prepayment Interest Shortfall Allocated to Class XIO                                                          0.00

        Total Relief Act Interest Shortfall occurred this distribution                                                0.00

        Relief Act Interest Shortfall Allocated to Class A-1                                                          0.00
        Relief Act Interest Shortfall Allocated to Class A-2                                                          0.00
        Relief Act Interest Shortfall Allocated to Class A-3                                                          0.00
        Relief Act Interest Shortfall Allocated to Class A-4                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-1                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-2                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-3                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-4                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-5                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-6                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-7                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-8                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-9                                                          0.00
        Relief Act Interest Shortfall Allocated to Class M-10                                                         0.00
        Relief Act Interest Shortfall Allocated to Class M-11                                                         0.00
        Relief Act Interest Shortfall Allocated to Class XIO                                                          0.00

        Available Net Funds Cap to Libor Certificates                                                             6.147480

        One-Month LIBOR for Such Distribution Date                                                                5.330000

        LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
        Class A-1                                                                                                 5.400000
        Class A-2                                                                                                 5.460000
        Class A-3                                                                                                 5.500000
        Class A-4                                                                                                 5.610000
        Class M-1                                                                                                 5.660000
        Class M-2                                                                                                 5.690000
        Class M-3                                                                                                 5.700000
        Class M-4                                                                                                 5.770000
        Class M-5                                                                                                 5.830000
        Class M-6                                                                                                 5.880000
        Class M-7                                                                                                 6.230000
        Class M-8                                                                                                 6.380000
        Class M-9                                                                                                 7.480000
        Class M-10                                                                                                7.830000
        Class M-11                                                                                                7.830000

Deferred Amounts Detail:
        (Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
        Deferred Amount with respect to such Distribution Date
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                     0.00
        Class M-8                                                                                                     0.00
        Class M-9                                                                                                     0.00
        Class M-10                                                                                                    0.00
        Class M-11                                                                                                    0.00

        Deferred Amount Paid This Period                                                                              0.00
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                     0.00
        Class M-8                                                                                                     0.00
        Class M-9                                                                                                     0.00
        Class M-10                                                                                                    0.00
        Class M-11                                                                                                    0.00

        Deferred Amount Occurred This Period                                                                          0.00
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                     0.00
        Class M-8                                                                                                     0.00
        Class M-9                                                                                                     0.00
        Class M-10                                                                                                    0.00
        Class M-11                                                                                                    0.00

        Remaining Deferred Amount
        Class M-1                                                                                                     0.00
        Class M-2                                                                                                     0.00
        Class M-3                                                                                                     0.00
        Class M-4                                                                                                     0.00
        Class M-5                                                                                                     0.00
        Class M-6                                                                                                     0.00
        Class M-7                                                                                                     0.00
        Class M-8                                                                                                     0.00
        Class M-9                                                                                                     0.00
        Class M-10                                                                                                    0.00
        Class M-11                                                                                                    0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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